SCUDDER
                                                                     INVESTMENTS


Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Target 2012 Fund

Supplement to each fund's prospectus

--------------------------------------------------------------------------------

The following information replaces the disclosure for each fund in "The portfolio managers" section of the prospectus:

The following people handle the day-to-day management of the funds:

Gregory S. Adams                          Jan C. Faller
CFA, Managing Director of Deutsche        CFA, Managing Director of Deutsche
Asset Management and Lead Portfolio       Asset Management and Portfolio
Manager of the fund.                      Manager of the fund.
  o  Joined Deutsche Asset Management in    o  Joined Deutsche Asset Management
     1999 and the fund in 2002.                in 1999.
  o  Over 16 years of investment            o  Portfolio Manager for Enhanced
     industry experience.                      Strategies & Mutual Funds Group,
  o  Previously managed Chase Vista            including the Tax Advantaged
     Growth & Income Fund, Chase Vista         Dividend Fund: New York.
     Large Cap Equity Fund, Chase Vista     o  Previously, nine years of
     Balanced Fund and other equity            experience as investment manager
     portfolios for Chase Asset                for PanAgora Asset Management,
     Management.                               and banking officer for
                                               Wainwright  Bank & Trust Co.
Andrew Brudenell                            o  MBA from Amos Tuck School,
CFA, Vice President of Deutsche Asset          Dartmouth College.
Management and Portfolio Manager of
the fund.
  o  Joined Deutsche Asset Management
     in 1997 and the fund in 2002.
  o  Portfolio Manager for US Large Cap
     Core Equity: New York.
  o  MS, London School of Economics.


               Please Retain This Supplement for Future Reference






October 13, 2004